Other Intangible Assets - Summary of Other Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	11 years
Bottom of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	2 years
Bottom of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5 years
Bottom of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5 years
Top of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	10 years
Top of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	15 years
Top of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	32 years